Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	May 31, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	1,658
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	1,867
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	$ 923